ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2025	2024
Accounts receivable	$47,285,393	$50,568,698
Less: allowance for expected credited losses	(4,756,474)	(3,992,922)
Accounts receivable, net	$42,528,919	$46,575,776

The Company’s accounts receivable consists primarily of distributors and direct customers. The Company recorded a provision for current expected credit loss. The balance of gross accounts receivable was $47.3 million and $50.6 million as of December 31, 2025 and December 31, 2024, against which an allowance for expected credit losses of $4.8 million and $4.0 million was made as of December 31, 2025 and December 31, 2024.

The movement of the allowance for credit losses is as follows:

	For the years ended
	December 31,
	2025	2024	2023
Balance at the beginning of the year	$(3,992,922)	$(2,841,192)	$(644,669)
Additions charged to allowance for expected credit losses	(672,946)	(2,345,747)	(2,221,430)
Recovery of allowance for expected credit losses	100,321	1,099,404	—
Foreign currency translation adjustments	(190,927)	94,613	24,907
Balance at the end of the year	$(4,756,474)	$(3,992,922)	$(2,841,192)

Most of the accounts receivable are expected to be recovered within one year. The aging of accounts receivable is calculated from the expiry date of the customer’s credit terms which is different with the aging accounts receivable based on the number of days. The Company generally grant trade debtors a credit period of 30 to 180 days in 2024 and 2025. The Company generally granted trade debtors a credit period of 30 to 90 days in 2023. If accounts receivable of a customer is not yet aged beyond the credit period, the aging of the receivable will be classified as not overdue in the following table. An aging analysis of the Company’s accounts receivable calculated from the expiration date of the customer’s credit terms is as follows:

	As of December 31,
	2025	2024
Within one year	$27,346,103	$42,257,189
Including: Not Overdue	7,609,771	13,225,014
Over one year	19,939,290	8,311,509
	$47,285,393	$50,568,698

Receivables that were neither past due nor impaired relate to a large number of customers for whom there was no recent history of default.

As of December 31, 2025, the Company had a short-term borrowing facility with Bank of Hangzhou, under which certain accounts receivable was collateralized as collateral. A valid collateral registration was completed in accordance with the relevant agreement. As of December 31, 2025, the carrying amount of accounts receivable collateralized under this arrangement was $0.8 million, and the outstanding borrowings secured by such pledge amounted to $0.7 million, with annual interest rates of either 3.50%. For the year ended December 31, 2025, the accrued interest on the loan was $0.02 million. Before the maturity date of such loans, the Company may use the cash received from the collection of accounts receivable without any restrictions, and the Company is not required to assign the rights to receive such accounts receivable to Bank of Hangzhou. If the Company defaults on the repayment of such loans, the Company must transfer the accounts receivable it receives to a designated bank account of Bank of Hangzhou, which account Bank of Hangzhou is authorized to supervise. Bank of Hangzhou is authorized to use any amount deposited into the designated bank account to offset the amounts outstanding under such defaulted loans. The borrowing matured and was fully repaid in February 2026 according to the payment schedule.

As of December 31, 2025, the Company had a short-term borrowing facility with China CITIC Bank Suzhou Branch, under which certain accounts receivable was collateralized as collateral. A valid collateral registration was completed in accordance with the relevant agreement. As of December 31, 2025, the carrying amount of accounts receivable collateralized under this arrangement was $4.2 million, and the outstanding borrowings secured by such collateral amounted to $2.1 million, with annual interest rates of either 3.00% or 2.70%, depending on the particular interest rate of such secured loan. For the year ended December 31, 2025, the accrued interest on the loan was $675. Before the maturity date of such loans, the Company may use the cash received from the collection of accounts receivable without any restrictions, and the Company is not required to assign the rights to receive such accounts receivable to China CITIC Bank Suzhou Branch. If the Company defaults on the repayment of such loans, the Company must transfer the accounts receivable it receives to a designated bank account of China CITIC Bank Suzhou Branch, which account China CITIC Bank Suzhou Branch is authorized to supervise. Bank of Hangzhou is authorized to use any amount deposited into the designated bank account to offset the amounts outstanding under such defaulted loans. In 2026, these bank loans were repaid according to China CITIC Bank Suzhou Branch’s payment schedule.

As of December 31, 2024, the Company had a short-term borrowing facility with China CITIC Bank Suzhou Branch, under which certain accounts receivable was collateralized as collateral. A valid collateral registration was completed in accordance with the relevant agreement. As of December 31, 2024, the carrying amount of accounts receivable collateralized under this arrangement was $2.4 million, and the outstanding borrowings secured by such collateral amounted to $4.1 million, with annual interest rates of either 3.00%,3.95% or 4.15%, depending on the particular interest rate of such secured loan. For the year ended December 31, 2024, the accrued interest on the loan was $41,612. Before the maturity date of such loans, the Company may use the cash received from the collection of accounts receivable without any restrictions, and the Company is not required to assign the rights to receive such accounts receivable to China CITIC Bank Suzhou Branch. If the Company defaults on the repayment of such loans, the Company must transfer the accounts receivable it receives to a designated bank account of China CITIC Bank Suzhou Branch, which account China CITIC Bank Suzhou Branch is authorized to supervise. Bank of Hangzhou is authorized to use any amount deposited into the designated bank account to offset the amounts outstanding under such defaulted loans. In 2025, these bank loans were repaid according to China CITIC Bank Suzhou Branch’s payment schedule.